UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Cash Management, Class A	5,743	$5,743
Waddell & Reed Advisors Global Bond Fund, Class Y	1,433	5,748
Waddell & Reed Advisors International Growth Fund, Class Y (A)	2,909	28,887
Waddell & Reed Advisors New Concepts Fund, Class Y	1,595	17,212
Waddell & Reed Advisors Small Cap Fund, Class Y	1,398	23,138
Waddell & Reed Advisors Vanguard Fund, Class Y (A)	3,597	34,526

TOTAL AFFILIATED MUTUAL FUNDS – 98.7%		$115,254
(Cost: $110,558)

SHORT-TERM SECURITIES – 1.4%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10-5-12 (B)	$1,580	$1,580

(Cost: $1,580)

TOTAL INVESTMENT SECURITIES – 100.1%		$116,834
(Cost: $112,138)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(36)

NET ASSETS – 100.0%		$116,798

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

—	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
—	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
—	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$115,254	$—	$—
Short-Term Securities	—	1,580	—
Total	$115,254	$1,580	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$112,138
Gross unrealized appreciation	6,222
Gross unrealized depreciation	(1,526)
Net unrealized appreciation	$4,696

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	SEPTEMBER 30 , 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	1,800	$12,009
Waddell & Reed Advisors Cash Management, Class A	5,963	5,963
Waddell & Reed Advisors Core Investment Fund, Class Y	3,544	23,960
Waddell & Reed Advisors Global Bond Fund, Class Y	2,977	11,938
Waddell & Reed Advisors Government Securities Fund, Class Y	2,047	11,973
Waddell & Reed Advisors International Growth Fund, Class Y (A)	1,813	17,998
Waddell & Reed Advisors New Concepts Fund, Class Y	1,104	11,915
Waddell & Reed Advisors Vanguard Fund, Class Y (A)	2,490	23,902

TOTAL AFFILIATED MUTUAL FUNDS – 99.0%		$119,658
(Cost: $114,960)

SHORT-TERM SECURITIES – 1.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10-5-12 (B)	$1,200	$1,200

(Cost: $1,200)

TOTAL INVESTMENT SECURITIES – 100.0%		$120,858
(Cost: $116,160)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(19)

NET ASSETS – 100.0%		$120,839

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

—	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
—	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
—	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$119,658	$—	$—
Short-Term Securities	—	1,200	—
Total	$119,658	$1,200	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$116,160
Gross unrealized appreciation	5,390
Gross unrealized depreciation	(692)
Net unrealized appreciation	$4,698

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	2,926	$19,520
Waddell & Reed Advisors Cash Management, Class A	3,877	3,877
Waddell & Reed Advisors Core Investment Fund, Class Y	2,880	19,471
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	496	7,756
Waddell & Reed Advisors Global Bond Fund, Class Y	4,839	19,404
Waddell & Reed Advisors Government Securities Fund, Class Y	666	3,897
Waddell & Reed Advisors Value Fund, Class Y	307	3,902

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$77,827
(Cost: $74,997)

SHORT-TERM SECURITIES – 1.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10-5-12 (A)	$805	$805

(Cost: $805)

TOTAL INVESTMENT SECURITIES – 100.3%		$78,632
(Cost: $75,802)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(237)

NET ASSETS – 100.0%		$78,395

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

—	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
—	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
—	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$77,827	$—	$—
Short-Term Securities	—	805	—
Total	$77,827	$805	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$75,802
Gross unrealized appreciation	2,969
Gross unrealized depreciation	(139)
Net unrealized appreciation	$2,830

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

InvestEd Portfolios (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2012

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 28, 2012